FAIR VALUE MEASUREMENTS (Tables) - ENERGY VAULT HOLDINGS, INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 were as follows:

	Level I	Level II	Level III	Total
Assets
Derivative – Series B Preferred Stock Rights	$—	$—	$12,527,000	$12,527,000
Total	$—	$—	$12,527,000	$12,527,000
Liabilities
Derivative – Series B Preferred Stock Rights	$—	$—	$604,000	$604,000
Total	$—	$—	$604,000	$604,000

Assets measured at fair value on a recurring basis as of December 31, 2020 were as follows:

	Level I	Level II	Level III	Total
Assets/Liabilities
Derivative – Series B Preferred Stock Rights	$—	$—	$—	$—
Total	$—	$—	$—	$—

Summary of reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs

		Preferred Stock
	Preferred Stock	Tranche (Liability)
	Tranche Asset	Asset
Balance at January 1, 2020	$12,527,000	$(604,000)
Change in fair value	(10,684,670)	5,467,566
Balance at September 30, 2020	$1,842,330	$4,863,566

The following table provides a reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs:

		Preferred Stock	Embedded
	Preferred Stock	Tranche	Derivative
	Tranche Asset	Liability	Liability
Balance at January 1, 2019	$—	$—	$370,000
Tranche right/liability upon issuance of Series B preferred stock	12,351,206	834,613	—
Change in fair value	175,794	(230,613)	(370,000)
Balance at December 31, 2019	12,527,000	604,000	—
Change in fair value	(12,527,000)	(604,000)	—
Balance at December 31, 2020	$—	$—	$—